Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of CBI follows:

	December 31,
Condensed Balance Sheets	2020	2019
Assets:
Cash	$19,446	$24,089
Equity securities	886	1,191
Investment in bank subsidiary	344,948	319,714
Investment in nonbank subsidiaries	16,017	15,181
Other assets	1,575	1,683
Total assets	$382,872	$361,858
Liabilities:
Deferred income taxes and other liabilities	$3,337	$2,305
Subordinated debentures	29,427	29,427
Total liabilities	32,764	31,732
Shareholders’ Equity:
Common stock	277,039	276,422
Accumulated earnings	93,048	67,974
Treasury Stock	(34,598)	(21,144)
Accumulated other comprehensive income	14,619	6,874
Total shareholders’ equity	350,108	330,126
Total liabilities and shareholders’ equity	$382,872	$361,858

	For the years ended December 31,
Condensed Statements of Operations	2020	2019	2018
Dividends from bank subsidiaries	$15,300	$13,300	$10,000
Dividends from non-bank subsidiaries	440	—	—
Interest expense	(945)	(1,423)	(1,320)
Pension expense	(25)	176	199
Acquisition expense	—	—	(10,738)
Other expense, net	(1,241)	(1,107)	(1,740)
Income (loss) before equity in undistributed net earnings of subsidiaries	13,529	10,946	(3,599)
Income tax benefit	475	494	1,751
Equity in undistributed net earnings of subsidiaries	18,188	22,438	15,987
Net income	$32,192	$33,878	$14,139
Comprehensive income	$39,937	$42,204	$14,089

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

	For the years ended December 31,
Condensed Statements of Cash Flows	2020	2019	2018
Operating activities:
Net income	$32,192	$33,878	$14,139
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	1,925	4,437	794
Gain on sale of fixed assets	—	—	(110)
Equity in undistributed net earnings of subsidiaries	(18,188)	(22,438)	(15,987)
Net cash from (used for) operating activities	15,929	15,877	(1,164)
Investing activities:
Proceeds from sale of premises and equipment	—	—	899
Disposal of investment in subsidiary	—	41	—
Acquisition and additional capitalization of subsidiary, net of cash acquired	—	—	(5,216)
Net cash from (used for) investing activities	—	41	(4,317)
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	—	(2)	—
Purchase of treasury stock	(13,454)	(3,909)	—
Payment to repurchase series B preferred stock	—	(402)	—
Cash dividends paid	(7,118)	(7,194)	(4,749)
Net cash used for financing activities	(20,572)	(11,507)	(4,749)
Net change in cash and cash equivalents	(4,643)	4,411	(10,230)
Cash and cash equivalents at beginning of year	24,089	19,678	29,908
Cash and cash equivalents at end of year	$19,446	$24,089	$19,678